SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Spetner Associates Inc [Member]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events from March 31, 2025 through the issuance date of these. financial statements, and there are no events requiring disclosure or adjustment to the financial statements

NOTE 9 – SUBSEQUENT EVENTS The Company has evaluated subsequent events from December 31, 2024 through the issuance date of these financial statements, and there are no events requiring disclosure.